Cash And Cash Equivalents - Summary Of Cash And Cash Equivalents (Details) - USD ($)		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand		$ 3,410
Cash at banks		4,083,466	7,648,482
Cash sweep account	[1]	5,451,238	2,700,250
Bank overdraft		(8,391)
Cash and cash equivalents		$ 9,529,723	$ 10,348,732	$ 15,332,928	$ 8,516,854

[1]	Cash sweep account consists of highly liquid investments with original maturities of less than three months that are readily convertible to known amounts of cash with 24 hours’ notice with no loss of interest. These investments generate interest and dividend income as disclosed in Note 26. The average rate of interest and dividend income represented are insignificant.